Financial instruments-fair values and risk management - Liquidity risk (Details) € / shares in Units, € in Thousands		1 Months Ended	12 Months Ended
	Jan. 31, 2022 EUR (€) shares	Jul. 31, 2020 $ / shares shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares	Jan. 31, 2022 $ / shares	Jan. 31, 2022 € / shares	Jan. 01, 2021 EUR (€)	Jul. 31, 2020 € / shares	Dec. 31, 2019 EUR (€)
Liquidity risk
Expected cash flows receivables with in two months			€ 1,243
Common per share | (per share)		$ 14.00							€ 12.71
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000		22,000
Number of common shares issued (in shares) | shares	4,479,088
Share price | (per share)						$ 3.73	€ 3.35
Cash and cash equivalents			35,951	€ 17,818	€ 48,156			€ 48,156		€ 41,095
Carrying amount			66,439		55,834
Total			86,877		59,351
Reconciliation of liabilities arising from financing activities
Beginning of year			22,539	24,098
Cash flows			35,113	(3,475)
Additions			1,384	2,303
Changes in maturity			1,086	(387)
End of year			60,122	22,539	24,098
Non-current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year			15,394	18,078
Cash flows			36,631	(594)
Additions			65	865
Changes in maturity			1,086	(2,955)
End of year			53,176	15,394	18,078
Non-current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year			15,394	17,677
Cash flows			(2,334)	(193)
Additions			65	865
Changes in maturity				(2,955)
End of year			13,125	15,394	17,677
Current financial liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year			7,145	6,020
Cash flows			(1,518)	(2,881)
Additions			1,319	1,438
Changes in maturity				2,568
End of year			6,946	7,145	6,020
Non-current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year				401
Cash flows			38,965	(401)
Changes in maturity			1,086
End of year			40,051		401
Current portion of secured bank loans
Reconciliation of liabilities arising from financing activities
Beginning of year			505	567
Cash flows			(505)	(62)
Additions			1,261
End of year			1,261	505	567
Bank Loans
Reconciliation of liabilities arising from financing activities
Beginning of year				387
Changes in maturity				(387)
End of year					387
IFRS Bank overdrafts
Reconciliation of liabilities arising from financing activities
Beginning of year			3,310	1,538
Cash flows			64	1,505
Additions				267
End of year			3,374	3,310	1,538
Current lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning of year			3,330	3,528
Cash flows			(1,077)	(4,324)
Additions			58	1,171
Changes in maturity				2,955
End of year			2,311	3,330	3,528
Major ordinary share transactions
Liquidity risk
Net offering proceeds, after deducting underwriting discounts, commissions and transaction costs	€ 15,000
Number of common shares issued (in shares) | shares	4,479,088
Share price | $ / shares						$ 3.73
Less than 2 months
Liquidity risk
Total			10,921		33,270
2 to 12 months
Liquidity risk
Total			5,781		5,072
1 - 5 years
Liquidity risk
Total			63,246		10,269
More than five years
Liquidity risk
Total			6,929		10,740
Trade and other receivables due with in two months
Liquidity risk
Expected cash flows			7,251	6,418	14,857
IFRS Bank overdrafts
Liquidity risk
Carrying amount			3,374	3,310	1,538
Total			3,374	3,310	1,538
IFRS Bank overdrafts | Less than 2 months
Liquidity risk
Total			€ 3,374	€ 3,310	€ 1,538
IFRS Bank overdrafts | 2 to 12 months
Liquidity risk
Interest-bearing loans will mature in less than one year (in percent)			11.60%	31.70%	25.00%
Secured bank loans
Liquidity risk
Utilized amount of secured credit lines			€ 3,374	€ 3,310	€ 1,538
Carrying amount			41,312	505	968
Secured bank loans			3,500	3,500	3,500
Total			€ 59,473	€ 505	€ 997
Secured bank loans | Minimum
Liquidity risk
Interest rate on secured credit lines			4.31%	3.75%	3.75%
Secured bank loans | Maximum
Liquidity risk
Interest rate on secured credit lines			4.75%	4.75%	4.75%
Secured bank loans | Less than 2 months
Liquidity risk
Total			€ 678	€ 105	€ 5
Secured bank loans | 2 to 12 months
Liquidity risk
Total			3,516	400	584
Secured bank loans | 1 - 5 years
Liquidity risk
Total			55,279		408
Other bank loans
Liquidity risk
Carrying amount				18,724	387
Total				21,777	394
Other bank loans | Less than 2 months
Liquidity risk
Total				703
Other bank loans | 2 to 12 months
Liquidity risk
Total				3,337	394
Other bank loans | 1 - 5 years
Liquidity risk
Total				8,844
Other bank loans | More than five years
Liquidity risk
Total				8,893
Lease liabilities
Liquidity risk
Carrying amount			15,436	11,252	21,205
Total			17,713	11,252	24,897
Lease liabilities | Less than 2 months
Liquidity risk
Total			552	11,252	716
Lease liabilities | 2 to 12 months
Liquidity risk
Total			2,265		3,580
Lease liabilities | 1 - 5 years
Liquidity risk
Total			7,967		9,861
Lease liabilities | More than five years
Liquidity risk
Total			6,929		10,740
Trade payables
Liquidity risk
Carrying amount			6,317	33,791	31,736
Total			6,317	36,844	31,525
Trade payables | Less than 2 months
Liquidity risk
Total			€ 6,317	15,370	31,011
Trade payables | 2 to 12 months
Liquidity risk
Total				3,737	€ 514
Trade payables | 1 - 5 years
Liquidity risk
Total				8,844
Trade payables | More than five years
Liquidity risk
Total				€ 8,893
Common shares
Liquidity risk
Increase (decrease) in number of ordinary shares issued | shares			4,998,000		2,000,000
Common shares | Follow-on public offering
Liquidity risk
Total number of shares issued and sold in follow-on public offering | shares		3,500,000
Number of shares offered by existing shareholders | shares		1,500,000
The Company | Common shares | Follow-on public offering
Liquidity risk
Increase (decrease) in number of ordinary shares issued | shares		2,000,000